Risk Management Section - VaR for Internal Model Approach trading portfolios (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ 13	€ 6
Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	4
Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	7	2
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	9	1
Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	6	5
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	(13)	(6)
Minimum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	5	5
Minimum [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	4
Minimum [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	1	1
Minimum [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	1	1
Minimum [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	3
Maximum [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	16	15
Maximum [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	7	15
Maximum [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	10	4
Maximum [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	10	4
Maximum [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	6	8
Average [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	9	8
Average [member] | Interest rate risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	5	7
Average [member] | Equity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	3	3
Average [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	2
Average [member] | Credit risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	4	5
Average [member] | Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
value at risk	€ (8)	€ (8)